Note 15 - Share Capital - Common Shares Outstanding (Details) - shares		12 Months Ended
	Jun. 10, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Balance, beginning of year (in shares)		76,864,866	76,773,000	75,875,000
Stock options and share units exercised (in shares)		95,000	46,000	141,000
Issuance of common shares (in shares)	6,900,000	6,900,000
Acquisitions (Note 3) (in shares)		296,000	46,000	757,000
Balance, end of year (in shares)		84,156,316	76,864,866	76,773,000